LONG-TERM DEBT AND CREDIT FACILITY	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
LONG-TERM DEBT AND CREDIT FACILITY	Long-term Debt and Credit Facility

	Notes	December 31, 2022	December 31, 2021
Credit facility	(a)	$455.0	$—
5.75% senior notes	(b)	447.6	445.7
Equipment loans	(c)	16.1	18.7
		$918.7	$464.4
Current portion of long-term debt		$8.7	$7.5
Non-current portion of long-term debt		910.0	456.9
		$918.7	$464.4
(a)Credit facility
The Company has a $500 million secured revolving credit facility ("Credit Facility"), which was entered into in December 2017 and was amended, from time to time, including in February 2021 to primarily extend the maturity date from January 31, 2023 to January 31, 2025 for $490 million of the available credit. The Company entered into an amendment in conjunction with entering into a definitive agreement to sell its interests in the Rosebel mine (note 5) where the lenders under the credit facility provided consent to release their security over the Rosebel mine at the close of the transaction. The amendment requires that the proceeds from the sale be used for funding of the Côté Gold project with certain exceptions. The Company entered into a further amendment to obtain consent for the amendment to the Côté UJV agreement (note 6).
During the year ended December 31, 2022, the Company drew down $455.0 million (December 31, 2021 - $nil) on the Credit Facility and the amounts remain outstanding as at December 31, 2022. As of December 31, 2022, the Company had letters of credit of CAD$24.8 million ($18.4 million; December 31, 2021 - CAD$2.2 million; $1.7 million) drawn against the Credit Facility. The available amount under the Credit Facility was $26.6 million as at December 31, 2022. Subsequent to the year ended December 31, 2022, the Company posted an additional letter of credit of CAD$14.4 million ($10.8 million) as guarantee of certain environmental indemnities. Also subsequent to year end, the Company repaid $9.1 million on the Credit Facility as the available credit reduced to $490 million.
The Credit Facility provides for an interest rate margin above London Interbank Offered Rate, banker’s acceptance prime rate and base rate advances which vary, together with fees related thereto, according to the total Net Debt to Earnings Before Interest, Tax, Depreciation and Amortization ("EBITDA") ratio of the Company. The Credit Facility is secured by certain of the Company's real assets, guarantees by certain of the Company’s subsidiaries and pledges of shares of certain of the Company's subsidiaries. The key terms of the Credit Facility include certain limitations on incremental debt, certain restrictions on distributions and financial covenants including Net Debt to EBITDA and Interest Coverage. The Company was in compliance with its credit facility covenants as at December 31, 2022.
(b)5.75% senior notes ("Notes")
On September 23, 2020, the Company completed the issuance of $450 million aggregate principal amount of Notes with an interest rate of 5.75% per annum. The Notes are denominated in U.S. dollars and mature on October 15, 2028. Interest is payable in arrears in equal semi-annual installments on April 15 and October 15 of each year, beginning on April 15, 2021. The Notes are guaranteed by certain of the Company's subsidiaries.
The Company incurred transaction costs of $7.5 million which have been capitalized and offset against the carrying amount of the Notes within long-term debt in the consolidated balance sheets and are being amortized using the effective interest rate method.
Prior to October 15, 2023, the Company has the right to redeem some or all of the Notes at a price equal to 100% of the principal amount of the Notes plus a "make-whole" premium, plus accrued and unpaid interest, if any, up to the redemption date.
After October 15, 2023, the Company has the right to redeem the Notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Notes) plus accrued and unpaid interest, if any, up to the redemption date. The redemption price for the Notes during the 12-month period beginning on October 15 of each of the following years is: 2023 – 104.313%; 2024 – 102.875%; 2025 - 101.438%; 2026 and thereafter - 100%.
Prior to October 15, 2023, using the cash proceeds from an equity offering, the Company has the right to redeem up to 40% of the original aggregate principal amount of the Notes at a redemption price equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, up to the redemption date.
The prepayment options are options that represent an embedded derivative asset to the Company and are presented as an offset to the Notes on the consolidated balance sheets. The debt component was initially recognized at $454.2 million, which represented the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivative at inception.
Subsequently, the debt component is recognized at amortized cost using the effective interest rate method. The embedded derivative is classified as a financial asset at FVTPL. The fair value of the embedded derivative as at December 31, 2022 was $nil (December 31, 2021 - $1.5 million) (note 22(a)).
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2022	$450.0	$605.3	$25.9	$51.8	$51.8	$475.8
December 31, 2021	$450.0	$631.1	$25.9	$51.8	$51.8	$501.6
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $5.5 million as at December 31, 2022 (December 31, 2021 – $6.3 million) and the embedded derivative
(c)Equipment loans
The Company has equipment loans with a carrying value of $16.1 million as at December 31, 2022 (December 31, 2021 - $18.7 million), secured by certain mobile equipment, with interest rates between 5.23% and 5.95% and which mature in 2024. The equipment loans are carried at amortized cost on the consolidated balance sheets. On March 31, 2022, the Company entered into an amendment to increase the equipment loan facility by $6.2 million on similar terms. The equipment loan facility was fully drawn as at December 31, 2022.
The following are the contractual maturities related to the equipment loans, including interest payments:

	Payments due by period
Equipment loans balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2022	$16.2	$17.3	$9.1	$6.8	$1.4	$—
December 31, 2021	$18.9	$20.5	$8.5	$12.0	$—	$—
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.1 million as at December 31, 2022 (December 31, 2021 – $0.2 million).
(d)Surety bonds
As at December 31, 2022, the Company had CAD$215.8 million (December 31, 2022 - $159.5 million; December 31, 2021 ‐ CAD$215.3 million, $170.1 million) of surety bonds, issued pursuant to arrangements with insurance companies, for guarantee of environmental closure costs obligations related to the Doyon division and the Côté Gold project. The Company posted $29.3 million of security for certain of the surety bonds. $10.9 million was posted as cash collateral and CAD$24.9 million ($18.4 million) was posted through the issuance of a letter of credit under the Credit Facility. The balance of $130.2 million remains uncollateralized.
(e)Performance bonds
As at December 31, 2022, performance bonds of CAD$37.3 million (December 31, 2022 - $27.6 million; December 31, 2021 - CAD$39.1 million, $30.9 million) were outstanding in support of certain obligations related to the construction of the Côté Gold project.